Equity settled share-based payments (Tables)	9 Months Ended
Mar. 31, 2022
Equity settled share-based payments
Summary on movements in the number of restricted shares granted to employees and the respective weighted-average grant date fair value

	Number of	Weighted-average	Weighted-average
	restricted	exercise price	grant date fair value
	shares	US$per restricted share	US$per restricted share
Outstanding as of July 1, 2021	5,755,788	0.036	7.67
Vested during the period	(2,114,000)	0.036	7.67
Forfeited during the period	(1,001,056)	0.036	7.67
Outstanding as of March 31, 2022	2,640,732	0.036	7.67

Summary on option activities

		Weighted-	Weighted-
		average	average grant
	Number of	exercise price	date fair value
	options	US$per share	US$per share
Outstanding at July 1, 2021	12,400,836	0.036	3.71
Exercised	(1,339,440)	0.036	3.70
Forfeited	(889,164)	0.036	4.32
Outstanding at March 31, 2022	10,172,232	0.036	3.63
Exercisable at March 31, 2022	2,332,314	0.036	3.30
Non-vested at March 31, 2022	7,839,918	0.036	3.73